SCHEDULE OF RELATIONSHIP WITH RELATED PARTIES (Details)	12 Months Ended
Mar. 31, 2026
Mr. Man Siu Ming [Member]
Related Party Transaction [Line Items]
Relationship to the Company	General Manager
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Relationship to the Company	A company owned by Mr. Man Siu Ming’s parents